Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Schedule of accrued expenses
	June 30,	December 31,
	2014	2013
Salaries	$20,861	$18,750
Reimbursable expenses	2,686	196
Investment banking fees	30,000	45,000
Consulting fees	-	18,574
Royalty fees	-	35,000
Interest expense - convertible note	-	17,497
Totals	$53,547	$135,017

	December 31,
	2013	2012
Salaries	$18,750	$16,000
Reimbursable expenses	196	27,334
Consulting fees	18,574	5,698
Royalty fees	35,000	20,000
Investment banking fees	45,000	-
Interest expense - convertible note	17,497	247
Totals	$135,017	$69,279